Senior Debt - Future Minimum Payments on Credit Facility (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
2016	$ 2,230,000
Total	$ 2,230,000	$ 2,230,000